Commitments & Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Jan. 12, 2021	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Underwriters option period		45 days	45 days
Underwriting discount per unit		$ 0.2	$ 0.2
Payment for underwriting discount		$ 7.5	$ 7.5
Deferred underwriting commissions per unit		$ 0.35	$ 0.35
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of additional shares granted	2,500,000	5,250,000	5,250,000
IPO [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting commission		$ 13.1	$ 13.1